Segment Information (Average Assets For Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 4,800.0	$ 4,855.4	$ 3,447.6
Additions to Property, Plant and Equipment	66.2	143.1	159.6
Acquired Companies’ Long-Lived Assets	0.0	1,297.4	85.4
Operating segments | Bedding Products
Segment Reporting Information [Line Items]
Assets	739.0	829.6	696.4
Additions to Property, Plant and Equipment	27.1	65.4	58.2
Acquired Companies’ Long-Lived Assets	0.0	1,279.8	0.0
Operating segments | Specialized Products
Segment Reporting Information [Line Items]
Assets	299.5	346.4	342.5
Additions to Property, Plant and Equipment	13.2	29.3	45.0
Acquired Companies’ Long-Lived Assets	0.0	0.2	79.4
Operating segments | Furniture, Flooring & Textile Products
Segment Reporting Information [Line Items]
Assets	348.6	383.2	366.5
Additions to Property, Plant and Equipment	7.9	13.7	19.1
Acquired Companies’ Long-Lived Assets	0.0	17.4	6.0
Average current liabilities included in segment numbers above
Segment Reporting Information [Line Items]
Assets	665.0	735.3	651.9
Additions to Property, Plant and Equipment	0.0	0.0	0.0
Acquired Companies’ Long-Lived Assets	0.0	0.0	0.0
Unallocated assets and other
Segment Reporting Information [Line Items]
Assets	2,759.1	2,689.7	1,343.6
Additions to Property, Plant and Equipment	18.0	34.7	37.3
Acquired Companies’ Long-Lived Assets	0.0	0.0	0.0
Difference between average assets and year-end balance sheet
Segment Reporting Information [Line Items]
Assets	(11.2)	(128.8)	46.7
Additions to Property, Plant and Equipment	0.0	0.0	0.0
Acquired Companies’ Long-Lived Assets	$ 0.0	$ 0.0	$ 0.0